Statement of Changes in Net Assets Available for Benefits - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income/Loss
Plan's interest in the Johnson & Johnson Pension and Savings Plans Master Trust net investment income/loss	$ 4,507,325,830
Contributions
Employee contributions	777,084,109
Employer contributions	291,497,088
Total additions	5,575,907,027
Deductions from net assets attributed to
Benefits paid to participants	2,335,557,439
Administrative expenses	49,388,408
Total deductions	2,384,945,847
Net increase/(decrease)	3,190,961,180
Asset transfers due to plan mergers	117,385,450
Beginning of year	23,585,553,194
End of year	$ 26,893,899,824